COMMITMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
COMMITMENTS

22.  COMMITMENTS

Letters of credits

As at December 31, 2022, GFL had letters of credit totaling approximately $233.0 million outstanding ($199.5 million as at December 31, 2021), which are not recognized in the Annual Financial Statements. Interest expense in connection with these letters of credit was $5.0 million for the year ended December 31, 2022 ($3.9 million for the year ended December 31, 2021).

Performance bonds

As at December 31, 2022, GFL had issued performance bonds totaling $1,560.7 million ($1,748.1 million as at December 31, 2021).